DEBT AND FEDERAL HOME LOAN BANK (FHLB) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
FHLB investment	$ 200,000	$ 200,000
Borrowing capacity	300,000,000.0	$ 300,000,000.0
Outstanding borrowings	$ 0